Related party and employee transactions	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Related party and employee transactions

11. Related party and employee transactions

(a) Amounts due from related party

	December 31, 2015	June 30, 2016
	US$	US$
	(Audited)	(Unaudited)
Shaanxi Zhongmao Economy Development Co., Ltd.	45,072,727	-
Beijing Starry Sky Cinema Co., Ltd	2,741,161	3,711,419
Beijing Aijieli Technology Development Co., Ltd.	-	1,478,719
Beijing Ruihao Rongtong Real estate development Co., Ltd.	10,816,284	40,400,610
	58,630,172	45,590,748

As of December 31, 2015, this balance represents a receivable due from Shaanxi Zhongmao related to advances for operational needs without any fixed payments terms. The balance due from Ruihao Rongtong and Beijing Starry Sky Cinema are related to advances for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year. Since the Company purchased additional 14.98% of the equity interest of Shaanxi Zhongmao on February 23, 2016 (Acquisition Date), the Company held a cumulative 65.98% of the equity interest of Shaanxi Zhongmao as of June 30, 2016, Shaanxi Zhongmao is now a consolidated subsidiary.

As of June 30, 2016, the balance due from Beijing Starry Sky Cinema, Beijing Aijieli and Ruihao Rongtong are related to advances for operational needs without any fixed payments terms. These balance are unsecured, bears no interest, and is expected to be repaid in one year.

(b) Amounts due from employees

	December 31, 2015	June 30, 2016
	US$	US$
	(Audited)	(Unaudited)
Advances to employees	350,919	1,871,777

The balance represents cash advances to employees for traveling expenses and other expenses. These balances are unsecured, bear no interest and have no fixed payment terms.

(c) Amounts due to related party

	December 31, 2015	June 30, 2016
	US$	US$
	(Audited)	(Unaudited)
Zhengzhou Xinnan Real estate Co., Ltd.	-	15,080,227

As of June 30, 2016, the balance due to Zhengzhou Xinnan Real estate Co., Ltd. ("Xinnan”) are related to borrowings from Xinnan for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

(d) Others

On April 25, 2016, Henan Xinyuan, as 100% owner of Xinyuan Property Service, transferred 6% of Xinyuan Property Service’s share to key managements at a consideration of US$506,696. As of June 30, 2016, US$422,246 was not settled by key managements.

During the six months ended June 30, 2016, the terms of share-based compensation was modified to accelerate service vesting in connection with the termination of a key executive and the Company recognized a compensation of US$1,564,662 based on the fair value of the award on the modification date.

All other related party transactions have been disclosed in Notes 1, 2a) and 9.